UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2002
                                                         ---------------

          Check here if Amendment [_]; Amendment Number:
                                                         ---------------

                        This Amendment (Check only one):

                          [_] is a restatement.
                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:                  Thomas W. Smith
                           -----------------------------------------------------
    Address:               323 Railroad Avenue   Greenwich      CT        06830
                           -----------------------------------------------------
                           (Street)              (City)         (State)   (Zip)

    Form 13F File Number:  28-1909

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
      Name:       Thomas W. Smith
      Title:      Investment Manager
      Phone:      203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

         Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

         May 15, 2002
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


         Number of Other Included Managers:           1
                                                    ------------

         Form 13F Information Table Entry Total:      33
                                                    ------------

         Form 13F Information Table Value Total:      $1,141,935 (thousands)
                                                    ------------



List of Other Included Managers:

No.           Form 13F File No.:                     Name:
---           -----------------                      ----
01            28-3444                                Thomas N. Tryforos
----------    ---------------------------------      ---------------------------

----------    ---------------------------------      ---------------------------

----------    ---------------------------------      ---------------------------

----------    ---------------------------------      ---------------------------

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

     FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER       TITLE OF CLASS    CUSIP       (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED   NONE
         --------------       --------------    -----       --------  -------  ---  ----  -------  --------    ----   ------   ----
COPART, INC.                       COM        2172041061       9185    511959  SH          SOLE              511959
COPART, INC.                       COM        2172041061      46608   2598000  SH          OTHER      01    2598000
CREDIT ACCEPTANCE CORP             COM        225310101        3452    319600  SH          SOLE              319600
CREDIT ACCEPTANCE CORP             COM        225310101       44026   4076500  SH          OTHER      01    4076500
CATALINA MARKETING                 COM        148867104        4341    118920  SH          SOLE              118920
CATALINA MARKETING                 COM        148867104       92352   2530200  SH          OTHER      01    2530200
CONSECO, INC.                      COM        208464107         898    247937  SH          SOLE              247937
CONSECO, INC.                      COM        208464107        8871   2450571  SH          OTHER      01    2450571
FASTENAL CO.                       COM        3119001044      12465    165495  SH          OTHER      01     165495
INDYMAC MORTGAGE HOLDINGS INC      COM        4566071001        492     20000  SH          SOLE               20000
IRON MOUNTAIN, INC.                COM        46284P104       15985    503944  SH          SOLE              503944
IRON MOUNTAIN, INC.                COM        46284P104      146550   4620120  SH          OTHER      01    4620120
KEANE INC.                         COM        4866651023         10       600  SH          SOLE                 600
KEANE INC.                         COM        4866651023      32770   1922000  SH          OTHER      01    1922000
MEMBERWORKS INC.                   COM        5860021070       2635    139188  SH          SOLE              139188
MEMBERWORKS INC.                   COM        5860021070      23685   1251200  SH          OTHER      01    1251200
MENS WAREHOUSE, INC.               COM        587118100000    13475    577100  SH          OTHER      01     577100
ORTHODONTIC CTRS. OF AMER.         COM        68750P103       11270    408170  SH          SOLE              408170
ORTHODONTIC CTRS. OF AMER.         COM        68750P103       69748   2526200  SH          OTHER      01    2526200
PRE-PAID LEGAL SERVICES. INC.      COM        7400651007      10136    354901  SH          SOLE              354901
PRE-PAID LEGAL SERVICES. INC.      COM        7400651007      79414   2780600  SH          OTHER      01    2780600
SCP POOL CORPORATION               COM        784028102         371     11800  SH          SOLE               11800
SCOTTS COMPANY                     COM        8101861065       4971    105733  SH          SOLE              105733
SEI INVESTMENTS                    COM        784117103       41841    977355  SH          SOLE              977355
SEI INVESTMENTS                    COM        784117103      305266   7130714  SH          OTHER      01    7130714
STATE STREET CORPORATION           COM        8574771031        664     12010  SH          SOLE               12010
UNITED RENTALS, INC.               COM        9113631090       9748    354740  SH          SOLE              354740
UNITED RENTALS, INC.               COM        9113631090      60156   2189100  SH          OTHER      01    2189100
WALT DISNEY COMPANY                COM        2546871060        242     10497  SH          SOLE               10497
WHOLE FOOD MARKET, INC.            COM        9668371068      10618    232400  SH          SOLE              232400
WHOLE FOOD MARKET, INC.            COM        9668371068      65451   1432500  SH          OTHER      01    1432500
WORLD ACCEPTANCE CORP.             COM        981419104         665     94800  SH          SOLE               94800
WORLD ACCEPTANCE CORP.             COM        981419104       13574   1933600  SH          OTHER      01    1933600